UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Enhanced Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 93.8%
Australia 0.4%
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b) (Cost $441,100)		440,000	465,300
Austria 6.0%
ESAL GmbH, 144A, 6.25%, 2/5/2023 (b)		250,000	227,500
Republic of Austria:
144A, 3.5%, 7/15/2015	EUR	2,500,000	3,534,031
144A, 4.0%, 9/15/2016	EUR	1,740,000	2,574,981

(Cost $6,101,980)			6,336,512
Barbados 0.1%
Columbus International, Inc., 144A, 11.5%, 11/20/2014 (Cost $112,250)		100,000	104,725
Belarus 0.2%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $265,313)		250,000	250,625
Bermuda 0.5%
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	106,300
Digicel Ltd., 144A, 8.25%, 9/1/2017		330,000	342,210
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		10,000	10,063
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,988

(Cost $490,885)			475,561
Brazil 0.6%
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	113,747
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	188,000
Oi SA, 144A, 5.75%, 2/10/2022		200,000	179,750
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	193,000

(Cost $729,568)			674,497
Canada 1.3%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	201,925
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,900
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		50,000	56,000
144A, 8.75%, 6/1/2020		30,000	34,125
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		35,000	34,825
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	10,550
MEG Energy Corp., 144A, 7.0%, 3/31/2024		45,000	45,787
Novelis, Inc., 8.75%, 12/15/2020		310,000	344,100
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	437,000	378,376
PSP Capital, Inc., 3.03%, 10/22/2020	CAD	310,000	286,809
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	14,588

(Cost $1,476,141)			1,411,985
Cayman Islands 1.1%
Embraer Overseas Ltd., 144A, 5.696%, 9/16/2023		200,000	201,000
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	185,500
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		196,920	200,858
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		30,000	30,000
7.5%, 11/1/2019		45,000	48,375
Transocean, Inc., 3.8%, 10/15/2022		370,000	349,327
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	159,000

(Cost $1,201,340)			1,174,060
Costa Rica 0.2%
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021 (Cost $287,500)		250,000	254,500
Croatia 0.6%
Agrokor dd, 144A, 8.875%, 2/1/2020		250,000	268,775
Republic of Croatia, REG S, 144A, 6.0%, 1/26/2024 (b)		400,000	388,600

(Cost $672,702)			657,375
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019 (b) (Cost $272,813)		250,000	197,500
France 1.9%
BNP Paribas SA, 5.0%, 1/15/2021		470,000	515,983
Credit Agricole SA, 144A, 7.875%, 1/23/2024 (b)		365,000	370,475
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	386,500
RCI Banque SA, 144A, 3.5%, 4/3/2018		700,000	721,994

(Cost $1,971,944)			1,994,952
Germany 0.2%
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	125,000	184,182
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	74,030

(Cost $252,531)			258,212
Indonesia 0.3%
Perusahaan Listrik Negara, 144A, 5.25%, 10/24/2042 (Cost $409,019)		500,000	363,750
Ireland 0.4%
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	189,500
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	208,500

(Cost $402,706)			398,000
Italy 0.6%
Intesa Sanpaolo SpA, 3.875%, 1/16/2018 (Cost $594,113)		595,000	610,070
Japan 0.8%
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022 (Cost $857,489)		860,000	821,687
Jersey 0.2%
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (Cost $200,000)		200,000	192,750
Kazakhstan 1.0%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	530,000
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		500,000	553,100

(Cost $1,128,125)			1,083,100
Luxembourg 2.3%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	220,500
ArcelorMittal, 6.125%, 6/1/2018		500,000	543,750
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		40,000	38,200
7.5%, 4/1/2021		315,000	346,894
Intelsat Luxembourg SA, 144A, 7.75%, 6/1/2021		55,000	58,987
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		75,000	71,677
MHP SA, 144A, 8.25%, 4/2/2020		200,000	165,040
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	189,500
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	215,000
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		20,000	19,950
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	546,875
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	16,350

(Cost $2,432,319)			2,432,723
Marshall Islands 0.0%
Navios South American Logistics, Inc., 9.25%, 4/15/2019 (Cost $10,375)		10,000	10,713
Mexico 1.3%
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	214,750
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	222,250
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	199,500
Petroleos Mexicanos, 2.257% *, 7/18/2018 (b)		500,000	515,000
Trust F/1401, 144A, 5.25%, 12/15/2024		200,000	198,500

(Cost $1,380,879)			1,350,000
Netherlands 10.9%
Ajecorp BV, 144A, 6.5%, 5/14/2022		500,000	477,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		350,000	342,976
Government of Netherlands:
144A, 3.25%, 7/15/2015	EUR	2,500,000	3,522,635
144A, 4.5%, 7/15/2017	EUR	3,570,000	5,476,226
ING Bank NV:
144A, 2.0%, 9/25/2015		875,000	889,787
144A, 5.8%, 9/25/2023		200,000	209,367
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	195,250
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	99,416
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	245,100

(Cost $11,269,103)			11,458,257
Norway 1.1%
Kingdom of Norway, Series 475, 2.0%, 5/24/2023 (Cost $1,227,104)	NOK	7,673,000	1,148,985
Peru 0.5%
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		200,000	208,000
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		200,000	176,750
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	183,000

(Cost $601,335)			567,750
Portugal 0.6%
Portugal Obrigacoes do Tesouro, 144A, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	617,640
Russia 2.6%
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	225,625
Russian Federation:
Series 6212, 7.05%, 1/19/2028	RUB	63,000,000	1,604,467
Series 6204, 7.5%, 3/15/2018	RUB	4,000,000	113,006
Series 6207, 8.15%, 2/3/2027	RUB	8,000,000	225,874
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	530,625

(Cost $3,072,431)			2,699,597
Singapore 1.2%
Republic of Singapore, 3.375%, 9/1/2033 (Cost $1,261,306)	SGD	1,621,000	1,315,740
Slovenia 0.2%
Republic of Slovenia, 144A, 4.75%, 5/10/2018 (Cost $198,239)		200,000	204,560
South Africa 1.0%
Republic of South Africa, 5.875%, 9/16/2025 (b) (Cost $1,073,750)		1,000,000	1,022,500
Sweden 0.4%
Nordea Bank AB, 144A, 4.25%, 9/21/2022 (Cost $372,615)		375,000	377,966
Turkey 0.2%
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018 (Cost $240,076)		250,000	228,127
United Arab Emirates 0.3%
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015 (Cost $282,500)		250,000	271,250
United Kingdom 4.7%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	480,922
Aviva PLC, 5.7%, 9/29/2015	EUR	450,000	631,191
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		590,000	626,875
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		220,000	209,456
Fresnillo PLC, 144A, 5.5%, 11/13/2023		500,000	485,000
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	102,371
United Kingdom Gilt, 2.75%, 1/22/2015	GBP	1,165,000	1,957,520
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021		500,000	500,000

(Cost $4,836,067)			4,993,335
United States 49.5%
21st Century Fox America, Inc., 4.0%, 10/1/2023		10,000	10,115
Access Midstream Partners LP, 4.875%, 5/15/2023		30,000	29,400
Accuride Corp., 9.5%, 8/1/2018		10,000	9,975
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		10,000	10,450
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		65,000	67,275
ADT Corp., 144A, 6.25%, 10/15/2021		15,000	15,509
AES Corp., 8.0%, 10/15/2017		25,000	29,125
Agilent Technologies, Inc., 3.2%, 10/1/2022 (b)		200,000	188,163
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,850
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		15,000	15,450
AMC Entertainment, Inc., 8.75%, 6/1/2019		130,000	138,450
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		290,000	275,889
American International Group, Inc., 4.875%, 6/1/2022		200,000	217,651
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	265,136
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		1,536,526	1,612,844
AmeriGas Finance LLC:
6.75%, 5/20/2020		30,000	32,775
7.0%, 5/20/2022		20,000	21,750
APX Group, Inc., 6.375%, 12/1/2019		15,000	15,075
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		25,000	25,938
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		5,000	5,638
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	26,750
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	24,750
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	14,475
B&G Foods, Inc., 4.625%, 6/1/2021		20,000	19,375
Bank of America Corp., 3.3%, 1/11/2023		535,000	513,091
BC Mountain LLC, 144A, 7.0%, 2/1/2021		20,000	20,500
BE Aerospace, Inc., 6.875%, 10/1/2020		60,000	65,550
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	29,250
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	15,263
6.75%, 11/1/2020		15,000	15,638
Biomet, Inc.:
6.5%, 8/1/2020		25,000	26,656
6.5%, 10/1/2020		5,000	5,188
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	30,975
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		31,365	33,482
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		40,000	42,200
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	10,825
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	15,956
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		65,000	61,425
9.0%, 2/15/2020		20,000	19,350
Calpine Corp.:
144A, 7.5%, 2/15/2021		216,000	235,980
144A, 7.875%, 7/31/2020		13,000	14,235
CC Holdings GS V LLC, 3.849%, 4/15/2023		300,000	288,788
CCO Holdings LLC, 6.5%, 4/30/2021		180,000	188,100
CDW LLC, 8.5%, 4/1/2019		185,000	203,037
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		500,000	557,500
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,100
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		15,000	14,100
144A, 6.375%, 9/15/2020		90,000	92,025
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 1.0%, 11/15/2030		1,500,000	1,500,078
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	32,325
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		19,000	20,496
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		275,000	296,656
8.75%, 3/15/2018 (b)		140,000	146,650
CIT Group, Inc., 4.25%, 8/15/2017		315,000	326,812
Clean Harbors, Inc., 5.125%, 6/1/2021		20,000	20,000
Clear Channel Communications, Inc., 11.25%, 3/1/2021		20,000	21,700
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,450
Series B, 6.5%, 11/15/2022		30,000	30,825
Series B, 7.625%, 3/15/2020		85,000	89,675
CNA Financial Corp., 5.75%, 8/15/2021 (b)		500,000	572,607
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,950,000	2,151,891
Community Health Systems, Inc., 7.125%, 7/15/2020		145,000	154,425
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	74,898
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 5.79% *, 6/15/2038		29,104	31,627
Cricket Communications, Inc., 7.75%, 10/15/2020		195,000	221,325
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	10,725
CyrusOne LP, 6.375%, 11/15/2022		10,000	10,325
DBP Holding Corp., 144A, 7.75%, 10/15/2020		20,000	19,350
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	521,526
DCP Midstream Operating LP, 3.875%, 3/15/2023 (b)		400,000	381,589
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.16% *, 3/15/2018		150,000	150,495
Del Monte Corp., 7.625%, 2/15/2019		30,000	31,163
Delphi Corp., 5.0%, 2/15/2023		20,000	20,300
Denbury Resources, Inc., 4.625%, 7/15/2023		15,000	13,838
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,825
DISH DBS Corp.:
4.25%, 4/1/2018		25,000	25,500
5.0%, 3/15/2023		35,000	32,813
7.875%, 9/1/2019		105,000	119,831
Dow Chemical Co., 5.25%, 11/15/2041		400,000	410,300
DTE Energy Co., 7.625%, 5/15/2014		167,000	170,305
E*TRADE Financial Corp.:
6.375%, 11/15/2019		45,000	48,375
6.75%, 6/1/2016		240,000	261,000
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	20,400
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		25,000	25,750
Energy Transfer Partners LP, 4.15%, 10/1/2020		300,000	308,302
EP Energy LLC, 7.75%, 9/1/2022		30,000	33,150
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		32,674	33,811
Equinix, Inc.:
5.375%, 4/1/2023		55,000	53,900
7.0%, 7/15/2021		165,000	181,294
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,026,776	129,275
"ZB", Series 4183, 3.0%, 3/15/2043		1,023,300	830,719
"ZG", Series 4213, 3.5%, 6/15/2043		1,501,601	1,460,959
5.5%, 6/1/2035		2,024,484	2,223,295
"JS", Series 3572, Interest Only, 6.64% **, 9/15/2039		772,286	122,302
Federal National Mortgage Association:
5.0%, 2/1/2037 (c)		4,500,000	4,919,062
5.5%, 8/1/2037		1,051,738	1,160,487
First Data Corp.:
144A, 6.75%, 11/1/2020		115,000	121,037
144A, 7.375%, 6/15/2019		225,000	240,187
Fiserv, Inc., 3.5%, 10/1/2022		475,000	461,623
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	191,930
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022		205,000	208,763
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		720,000	688,901
Frontier Communications Corp.:
7.125%, 1/15/2023		145,000	143,187
7.625%, 4/15/2024		10,000	9,925
8.5%, 4/15/2020		325,000	364,000
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,225
GenCorp, Inc., 7.125%, 3/15/2021		60,000	64,350
General Electric Capital Corp., 3.1%, 1/9/2023		1,000,000	963,894
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	46,784
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,195,261	438,932
"HX", Series 2012-91, 3.0%, 9/20/2040		405,454	405,784
"ZJ", Series 2013-106, 3.5%, 7/20/2043		228,218	190,989
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		2,498,776	285,910
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,472,017	180,918
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,557,418	206,739
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,026,565	205,294
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		658,637	113,457
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		838,335	146,635
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		548,437	107,632
7.0%, 1/15/2029		32,376	37,717
7.0%, 2/15/2029		17,974	21,092
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		30,000	23,400
Halcon Resources Corp.:
8.875%, 5/15/2021		45,000	44,888
9.75%, 7/15/2020		20,000	20,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	11,200
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	135,894
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		45,000	43,988
HCA, Inc.:
6.5%, 2/15/2020		270,000	297,675
7.5%, 2/15/2022		225,000	253,969
Health Care REIT, Inc., (REIT), 4.5%, 1/15/2024		355,000	360,605
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		5,000	5,169
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	717,270
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	88,187
8.875%, 2/1/2018		45,000	46,800
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.069%, 11/5/2030		1,040,000	1,040,236
"DFL", Series 2013-HLF, 144A, 2.919%, 11/5/2030		630,000	632,177
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	15,900
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	21,750
7.625%, 6/15/2021		60,000	68,100
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		170,000	182,962
IAC/InterActiveCorp., 4.75%, 12/15/2022		15,000	14,138
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	21,200
ING U.S., Inc., 5.7%, 7/15/2043		335,000	361,472
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	35,093
6.25%, 5/15/2019		10,000	10,850
8.75%, 3/15/2017		95,000	110,675
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		50,000	51,875
144A, 8.25%, 2/1/2020		135,000	146,306
Jefferies Group LLC, 5.125%, 1/20/2023		240,000	248,880
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	41,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	188,712
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	837,712
JPMorgan Mortgage Acquisition Trust, "A2", Series 2007-CH4, 0.225% *, 12/25/2029		304,823	303,784
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,500
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		888,494	919,387
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		175,000	173,534
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		686,259	738,129
Level 3 Communications, Inc., 8.875%, 6/1/2019		85,000	93,075
Level 3 Financing, Inc., 7.0%, 6/1/2020		185,000	196,562
Linn Energy LLC, 144A, 7.0%, 11/1/2019		175,000	177,625
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	32,550
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		250,000	254,829
Marriott International, Inc., 3.375%, 10/15/2020		60,000	60,444
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,225
Meritor, Inc., 6.75%, 6/15/2021		15,000	15,675
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		205,000	216,787
144A, 6.625%, 4/1/2023 (b)		20,000	20,750
MGM Resorts International:
6.625%, 12/15/2021 (b)		50,000	53,250
6.75%, 10/1/2020		15,000	16,163
8.625%, 2/1/2019		120,000	141,300
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		20,000	20,550
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		40,000	41,600
10.75%, 10/1/2020		45,000	48,712
Morgan Stanley:
3.75%, 2/25/2023		415,000	408,857
4.1%, 5/22/2023		420,000	409,016
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		30,000	29,925
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	5,275
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		90,000	95,850
144A, 6.875%, 3/15/2022		40,000	42,400
6.875%, 1/15/2023		20,000	21,400
Owens Corning, Inc., 4.2%, 12/15/2022		120,000	118,546
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		30,000	31,650
Pilgrim's Pride Corp., 7.875%, 12/15/2018		130,000	140,887
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	25,625
PNK Finance Corp., 144A, 6.375%, 8/1/2021		20,000	20,500
Polymer Group, Inc., 7.75%, 2/1/2019		75,000	79,500
PolyOne Corp., 5.25%, 3/15/2023		15,000	14,625
PPL Energy Supply LLC, 4.6%, 12/15/2021 (b)		150,000	148,862
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	257,944
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		30,000	30,675
7.125%, 4/15/2019		310,000	327,825
Rowan Companies, Inc., 4.75%, 1/15/2024		290,000	293,699
SandRidge Energy, Inc., 7.5%, 3/15/2021		60,000	62,250
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,469
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	9,850
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		20,000	21,650
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		20,000	20,225
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		25,000	25,250
SLM Corp., 5.5%, 1/25/2023		540,000	507,278
Smithfield Foods, Inc., 6.625%, 8/15/2022		30,000	31,575
Sprint Communications, Inc.:
6.0%, 12/1/2016		295,000	319,337
6.0%, 11/15/2022		25,000	24,563
8.375%, 8/15/2017		70,000	80,850
Starz LLC, 5.0%, 9/15/2019		15,000	15,431
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	30,825
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		20,000	19,450
Tenet Healthcare Corp.:
4.375%, 10/1/2021		30,000	28,763
4.5%, 4/1/2021		10,000	9,688
6.25%, 11/1/2018		70,000	77,350
Tesoro Corp.:
4.25%, 10/1/2017		15,000	15,638
5.375%, 10/1/2022 (b)		10,000	10,200
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		555,000	541,662
The Mosaic Co., 4.25%, 11/15/2023		280,000	280,300
Titan International, Inc., 144A, 6.875%, 10/1/2020		55,000	58,025
Total System Services, Inc., 3.75%, 6/1/2023		330,000	313,344
TransDigm, Inc.:
7.5%, 7/15/2021		35,000	37,888
7.75%, 12/15/2018		25,000	26,750
tw telecom holdings, Inc.:
5.375%, 10/1/2022		20,000	19,800
5.375%, 10/1/2022		5,000	4,950
6.375%, 9/1/2023		20,000	20,900
U.S. Treasury Bill, 0.02% ***, 2/13/2014 (d)		1,243,000	1,242,998
U.S. Treasury Notes:
0.75%, 6/15/2014		2,000,000	2,004,766
1.0%, 8/31/2016		2,000,000	2,022,656
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	26,719
6.125%, 6/15/2023		10,000	10,375
7.625%, 4/15/2022		95,000	106,875
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		440,000	426,667
Verizon Communications, Inc., 6.55%, 9/15/2043		120,000	144,041
Watco Companies LLC, 144A, 6.375%, 4/1/2023		10,000	9,900
Whiting Petroleum Corp., 5.0%, 3/15/2019		25,000	25,688
Windstream Corp.:
6.375%, 8/1/2023		20,000	18,600
7.5%, 4/1/2023		10,000	10,000
7.75%, 10/15/2020 (b)		375,000	397,500
7.75%, 10/1/2021		60,000	63,000

(Cost $52,022,503)			52,203,304
Venezuela 0.4%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (Cost $492,164)		500,000	388,000

Total Bonds (Cost $99,283,256)			99,015,608
Preferred Stock 0.0%
United States
Ally Financial, Inc., "G", 144A, 7.0%, 7.0%, 0/0/0 (Cost $19,437)		20	19,457

		Shares	Value ($)

Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $5,884,920)		5,884,920	5,884,920
Cash Equivalents 5.9%
Central Cash Management Fund, 0.04% (e) (Cost $6,244,313)		6,244,313	6,244,313

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,431,926) †		105.3	111,164,298
Other Assets and Liabilities, Net		(5.3)	(5,642,593)

Net Assets		100.0	105,521,705

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

**	These securities are shown at their current rate as of January 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $111,760,086.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $595,788.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,996,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,592,140.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $5,643,679, which is 5.3% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2014	317	38,238,125	(14,420)

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	JPY	3/11/2014	2	2,833,317	(11,491)
90 Day Eurodollar	USD	12/14/2015	15	3,711,938	(612)
U.S. Treasury Bond	USD	3/20/2014	12	1,603,125	(36,399)
Ultra Long U.S. Treasury Bond	USD	3/20/2014	20	2,876,250	(129,813)
Total unrealized depreciation					(178,315)

At January 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,900,000	1	5/9/2014	21,387	(13,348)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,953	(31,131)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	34,220	(31,131)
Total Call Options					76,560	(75,610)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	1	3/15/2016	20,953	(1,630)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,900,000	2	3/15/2016	7,395	(1,630)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	2,100,000	5	10/22/2014	26,670	(14,861)
Pay Fixed - 3.035% - Receive Floating - LIBOR	1/30/2015	2,600,000	2	1/30/2015	32,110	(32,110)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/26/2015	2,900,000	3	1/26/2015	29,254	(29,254)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	2,100,000	2	10/17/2014	28,980	(17,460)
Total Put Options					145,362	(96,945)

Total					221,922	(172,555)

(g)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2014 was $49,367.

At January 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

5/13/2014 5/13/2044	2,900,000	Fixed — 4.064%	Floating — LIBOR	(217,143)	(183,299)

At January 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2018	25,000	6	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	3,469	2,070	1,399
9/20/2012 12/20/2017	40,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	5,877	2,309	3,568

Total unrealized appreciation	4,967

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	Citigroup, Inc.
5	Credit Suisse
6	UBS AG
LIBOR: London Interbank Offered Rate
As of January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

CAD	2,857,216	NZD	3,300,000	2/7/2014	102,161	Citigroup, Inc.
NZD	3,300,000	CAD	3,010,995	2/7/2014	35,891	Australia & New Zealand Banking Group Ltd.
AUD	3,000,000	USD	2,663,426	2/7/2014	39,132	Nomura International PLC
EUR	4,000,000	USD	5,463,255	2/11/2014	68,442	Nomura International PLC
MXN	38,838,596	USD	2,919,330	2/11/2014	17,743	Commonwealth Bank of Australia
KRW	1,497,000,000	USD	1,414,733	2/18/2014	17,652	JPMorgan Chase Securities, Inc.
USD	2,106,302	GBP	1,286,000	2/18/2014	7,533	UBS AG
SGD	1,610,000	USD	1,273,049	2/18/2014	12,030	UBS AG
EUR	930,000	USD	1,269,279	2/18/2014	14,984	UBS AG
CZK	25,477,000	USD	1,271,409	2/18/2014	23,384	UBS AG
SEK	15,000,000	EUR	1,702,947	2/21/2014	7,932	Barclays Bank PLC
EUR	190,000	USD	259,707	2/21/2014	3,453	Citigroup, Inc.
MYR	3,600,000	USD	1,084,011	2/21/2014	9,507	Nomura International PLC
EUR	5,250,000	USD	7,211,984	3/19/2014	131,193	Nomura International PLC
CAD	1,344,396	USD	1,222,589	4/23/2014	17,873	UBS AG
GBP	1,200,000	USD	1,975,620	4/23/2014	4,186	Australia & New Zealand Banking Group Ltd.
NOK	7,280,000	USD	1,173,785	4/23/2014	17,592	Commonwealth Bank of Australia
EUR	6,840,000	USD	9,266,100	4/23/2014	40,580	Nomura International PLC
Total unrealized appreciation					571,268

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,195,580	MXN	42,368,596	2/11/2014	(30,270)	JPMorgan Chase Securities, Inc.
USD	1,114,689	SGD	1,400,000	2/18/2014	(18,150)	Commonwealth Bank of Australia
USD	1,282,084	BRL	3,037,000	2/18/2014	(28,243)	UBS AG
USD	1,260,584	ZAR	13,649,000	2/18/2014	(34,862)	UBS AG
USD	1,264,942	TRY	2,772,000	2/18/2014	(43,951)	UBS AG
USD	3,420,894	NZD	4,099,000	2/18/2014	(109,662)	UBS AG
USD	1,281,811	AUD	1,419,000	2/18/2014	(41,145)	UBS AG
USD	846,587	CHF	764,000	2/18/2014	(3,832)	UBS AG
JPY	573,788,000	USD	5,552,472	2/18/2014	(63,896)	UBS AG
USD	1,090,133	MYR	3,600,000	2/21/2014	(15,629)	Nomura International PLC
INR	167,900,000	USD	2,640,695	2/28/2014	(21,532)	Citigroup, Inc.
ZAR	17,000,000	USD	1,520,047	3/4/2014	(2,368)	JPMorgan Chase Securities, Inc.
USD	3,362,016	MXN	44,000,000	3/19/2014	(84,983)	Barclays Bank PLC
JPY	123,500,000	USD	1,197,693	3/19/2014	(11,365)	Nomura International PLC
SGD	1,610,650	USD	1,260,033	4/23/2014	(1,536)	Citigroup, Inc.
Total unrealized depreciation					(511,424)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments Bonds (j)	$—	$99,015,608	$—	$99,015,608
Preferred Stocks	—	19,457	—	19,457
Short-Term Investments (j)	12,129,233	—	—	12,129,233
Derivatives (k)
Credit Default Swap Contracts	—	4,967	—	4,967
Forward Foreign Currency Exchange Contracts	—	571,268	—	571,268

Total	$12,129,233	$99,611,300	$—	$111,740,533

Liabilities
Derivatives (k)
Futures Contracts	$(192,735)	$—	$—	$(192,735)
Written Options	—	(172,555)	—	(172,555)
Interest Rate Swap Contracts	—	(183,299)	—	(183,299)
Forward Foreign Currency Exchange Contracts	—	(511,424)	—	(511,424)

Total	$(192,735)	$(867,278)	$—	$(1,060,013)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$4,967	$—	$—
Foreign Exchange Contracts	$—	$—	$59,844	$—
Interest Rate Contracts	$(192,735)	$(183,299)	$—	$(172,555)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014